Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 14.4	₪ 14.4
Ordinary shares, authorized	112,500,000	112,500,000
Ordinary shares, issued	1,001,394	822,674
Ordinary shares, outstanding	1,001,394	822,674